Expense Example {- Strategic Advisers Fidelity Core Income Fund} - 05.31 Strategic Advisers Fidelity Core Income Fund PRO-04 - Strategic Advisers Fidelity Core Income Fund - Strategic Advisers Fidelity Core Income Fund
Jul. 30, 2021 USD ($)
Expense Example:
1 year	$ 24
3 years	93
5 years	208
10 years	$ 545